Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Valuing the Restricted Shares with Post-Vesting Restrictions on Grant Dates

The weighted average grant date fair value is $4.10 and $4.24 for the years ended December 31, 2025 and 2024. The following are the assumptions used in valuing the restricted shares with post-vesting restrictions on grant dates during the years ended December 31, 2024 (in percentages, except as noted):

For the Year Ended December 31, 2024

Expected stock price volatility	143.42 - 150.32
Weighted average expected life (in years)	1
Dividend yield	-
Discount for Post-Vesting Restrictions	13.46 - 13.79

Schedule of Nonvested Shares

A summary of changes in the Company’s nonvested shares for the year follows:

	Number of shares	Weighted- Average Grant- Date Per Share Fair Value

Balance at January 1, 2024	-	$-
Granted	6,512,781	4.24
Vested	(6,176,756)	4.22
Forfeited	(10,919)	5.05
Non-vested at December 31, 2024	325,106	$5.05
Granted	44,260	$4.10
Vested	(118,177)	4.30
Forfeited	(45,802)	5.05
Non-vested at December 31, 2025	205,387	$4.95

Schedule of Share-Based Compensation Expenses Related to Restricted Shares

The share-based compensation expenses related to restricted shares are recorded as components of general and administrative expenses, selling and marketing expenses, and research and development expenses, as follows:

	Year Ended December 31
	2025	2024	2023

General and administrative expenses	398	17,617	-
Selling and marketing expenses	135	4,502	-
Research and development expenses	55	3,946	-
Total	588	26,065	-